Financial liabilities - Heights convertible notes (Details)							12 Months Ended
	Jul. 30, 2025 EUR (€) note € / shares shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Aug. 24, 2023 EUR (€) shares € / shares	Aug. 20, 2023 EUR (€) installment shares tranche closing € / shares	Jul. 30, 2021 EUR (€) € / shares	Dec. 31, 2025 EUR (€) scenario € / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Jul. 23, 2025 note	Jun. 21, 2024 € / shares	Mar. 28, 2024 € / shares	Nov. 02, 2023 € / shares	Feb. 22, 2023 € / shares
Disclosure of detailed information about borrowings [line items]
Net proceeds from convertible loan notes									€ 55,841,000
Equity issuance, subscripion price per share (in euro per share) | € / shares														€ 6.50
Repayments of convertible loan notes				€ 33,000,000			€ 2,188,000	€ 8,750,000	27,188,000
Day-one gain on recognition of financial liabilities							1,557,000	590,000	212,000
Losses on financial liabilities							€ (36,015,000)	(1,367,000)	0
Heights convertible notes, tranche A
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 35,000,000	€ 35,000,000,000	€ 35,000,000				€ 35,000,000	€ 35,000,000,000
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities		1.00%	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%		1.00%	1.00%	1.00%
Volatility | Heights convertible notes, tranche A
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		€ 2,000	€ 18,000	€ 239,000
Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities (in euro per share) | € / shares		€ 1	€ 1	€ 1	€ 1		€ 1	€ 1	€ 1		€ 1	€ 1	€ 1
Ordinary share price (in euro per share) | Heights convertible notes, tranche A
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		€ 39,000	€ 352,000	€ 1,069,000
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities		1.00%	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%		1.00%	1.00%	1.00%
Risk-free rate | Heights convertible notes, tranche A
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		€ (219,000)	€ (366,000)	€ (239,000)
Held to maturity / voluntary conversion scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities		10.00%	1.00%	1.00%				10.00%	1.00%
Held to maturity / voluntary conversion scenario probability | Heights convertible notes, tranche A
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		€ (631,000)	€ (364,000)	€ (80,000)
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity					€ 75,000,000
Borrowings, number of tranches | tranche					2
Convertible loan notes, nominal value					€ 100,000
Borrowings, fixed conversion price (in euro per share) | € / shares	€ 23.7674
Notional amount	€ 21,900,000
Borrowings, interest rate					6.00%
Borrowings, number of quarterly installments | installment					16
Borrowings maturity, deferral period					3 months
Borrowings, percentage of market price					90.00%
Borrowings, market price, number of days with lowest daily VWAP					2 days
Borrowings, market price, number of trading days					5 days
Equity issuance, subscripion price per share (in euro per share) | € / shares					€ 14.4303
Number of convertible notes converted | note	200									150
Increase (decrease) in number of ordinary shares issued (in shares) | shares	920,377
Day-one gain on recognition of financial liabilities	€ 1,262,000				€ 2,359,000
Unrecognition day-one gain of financial liabilities								€ 1,557,000	€ 2,147,000
Number of probability-weighted scenarios | scenario							2
Increase (decrease) through conversion of convertible instruments, equity	€ 53,921,000						€ 53,921,000
Conversion option, maximum period prior to maturity date					5 days
Losses on financial liabilities							€ 36,015,000
Heights convertible notes | Minimum
Disclosure of detailed information about borrowings [line items]
Issuance price, percentage of discount to 15-day WVAP					15.00%
Early redemption amount, percentage of outstandong principal					120.00%
Heights convertible notes | Maximum
Disclosure of detailed information about borrowings [line items]
Equity issuance, subscripion price per share (in euro per share) | € / shares					€ 14.4303
Settlement in shares, percentage of fair market value					90.00%
Equity issuance, cash carve-out					€ 13,125,000
Heights convertible notes, tranche A
Disclosure of detailed information about borrowings [line items]
Net proceeds from convertible loan notes				€ 35,000,000
Number of convertible notes issued (in shares) | shares				350
Convertible loan notes, nominal value				€ 100,000
Borrowings, fixed conversion price (in euro per share) | € / shares				€ 23.7674
Exercise price, percentage of premium				40.00%
Heights convertible notes, tranche B
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued (in shares) | shares					400
Convertible loan notes, nominal value					€ 100,000
Notional amount					€ 40,000,000
Exercise price, percentage of 15-day WVAP					130.00%
Heights convertible notes, tranche B | Minimum
Disclosure of detailed information about borrowings [line items]
Convertible loan notes, period					3 months
Convertible loan notes, number of separate closings | closing					2
Heights convertible notes, tranche B | Maximum
Disclosure of detailed information about borrowings [line items]
Convertible loan notes, period					1 year
OCEANE
Disclosure of detailed information about borrowings [line items]
Net proceeds from convertible loan notes						€ 25,000,000
Equity issuance, subscripion price per share (in euro per share) | € / shares						€ 30.55
Repayments of convertible loan notes				€ 25,102,000					€ 25,000,000